Christopher D. Menconi +1.202.373.6173 chris.menconi@morganlewis.com

VIA EDGAR

September 2, 2016

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Exchange Listed Funds Trust (File Nos. 333-180871 and 811-22700)
Filing Pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of our client, Exchange Listed Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated August 29, 2016, for the Trust’s Gavekal Knowledge Leaders Emerging Markets ETF and Gavekal Knowledge Leaders Developed World ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 34, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-16-017495 on August 26, 2016.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001